Expense Example {- Fidelity® Treasury Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market & Treasury Money Market Capital Reserves Combo PRO-11 - Fidelity® Treasury Money Market Fund - Fidelity Treasury Money Market Fund-Capital Reserves Class
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 97
3 years	306
5 years	534
10 years	$ 1,187